Deferred tax liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liability [Abstract]
Beginning of period	$ 6,612,000	$ 7,147,000
Net movement during the year	11,160,000	(535,000)
Ending of period	17,772,000	$ 6,612,000
Deferred tax liability of acquisition [Abstract]
Increase (decrease) in deferred tax liability from foreign exchange movement	246,000
Increase (decrease) in deferred tax liability from business acquisition	$ 10,912,000